Investment in Affiliates - Navios Europe I and Navios Europe II (Details) $ in Thousands	2 Months Ended	3 Months Ended			6 Months Ended		7 Months Ended	12 Months Ended
	Feb. 18, 2015 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 18, 2013 USD ($)	Oct. 09, 2013 USD ($)
Investments In And Advances To Affiliates [Line Items]
Proceeds from loan facility					$ 49,764	$ 0
Amount outstanding		$ 424,152			424,152			$ 436,254
Long-term debt		1,084,699			1,084,699			1,095,938
Investment in affiliates		129,286			129,286			196,695
Equity/ (loss) in net earnings of affiliated companies		(57,728)		$ 3,731	(54,960)	8,622
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Ownership percentage										47.50%
Number of vessels acquired									10
Estimated maximum potential loss					19,404			18,268
Investment in affiliates		5,998			5,998			5,967		$ 4,750
Equity/ (loss) in net earnings of affiliated companies		215		340	$ 483	669
Percentage of voting stock					50.00%
Profit sharing arrangement					On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loan I and repayments of the Navios Revolving Loans I) according to a defined waterfall calculation.
Unamortized difference of investment		4,372			$ 4,372			4,710		$ 6,763
Navios Europe I | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Loan portion		9,808			9,808			9,536
Accrued interest on loan to affiliate		3,598			3,598			2,945
Navios Europe I | Navios Term Loans I
Investments In And Advances To Affiliates [Line Items]
Accrued interest on loan to affiliate		3,598			$ 3,598			2,945
Navios Europe I | Navios Holdings
Investments In And Advances To Affiliates [Line Items]
Ownership percentage										47.50%
Percentage of voting stock					50.00%
Navios Europe I | Navios Maritime Partners L.P.
Investments In And Advances To Affiliates [Line Items]
Ownership percentage										5.00%
Percentage of voting stock					0.00%
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Preferred distribution percentage					12.70%
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity									$ 24,100
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans I
Investments In And Advances To Affiliates [Line Items]
Long-term debt									$ 10,000
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Ownership percentage	47.50%
Number of vessels acquired							14
Estimated maximum potential loss					$ 33,188			22,287
Investment in affiliates	$ 6,650	5,298			5,298			5,894
Cash consideration							$ 145,550
Equity/ (loss) in net earnings of affiliated companies		168		$ 50	$ 209	$ 7
Percentage of voting stock	50.00%
Profit sharing arrangement					On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans and repayments of the Navios Revolving Loans II) according to a defined waterfall calculation.
Unamortized difference of investment	$ 9,419	7,482			$ 7,482			7,953
Loan portion		23,518			23,518			13,652
Navios Europe II | Senior Loans II
Investments In And Advances To Affiliates [Line Items]
Proceeds from loan facility							131,550
Navios Europe II | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Increase in availability under the Navios Revolving Loans II			$ 14,000
Loan portion		20,662			20,662			11,602
Accrued interest on loan to affiliate		4,372			$ 4,372			$ 2,741
Navios Europe II | Junior Loan II
Investments In And Advances To Affiliates [Line Items]
Debt instrument face amount							182,150
Debt instrument fair value							99,147
Navios Europe II | Navios Holdings
Investments In And Advances To Affiliates [Line Items]
Ownership percentage	47.50%
Percentage of voting stock	50.00%
Navios Europe II | Navios Maritime Partners L.P.
Investments In And Advances To Affiliates [Line Items]
Ownership percentage	5.00%
Percentage of voting stock	0.00%
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Preferred distribution percentage					18.00%
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity		$ 43,500			$ 43,500
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II
Investments In And Advances To Affiliates [Line Items]
Long-term debt							$ 14,000